Investments - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended								9 Months Ended		12 Months Ended			1 Months Ended								12 Months Ended	9 Months Ended	12 Months Ended				12 Months Ended				1 Months Ended
	Aug. 31, 2005	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Oct. 05, 2012 Subsequent Event [Member]	Sep. 30, 2012 Other Assets [Member]	Sep. 30, 2012 WP Com [Member]	Dec. 31, 2011 Range One [Member]	Dec. 31, 2011 Range Two [Member]	Sep. 30, 2012 Minimum Range [Member]	Sep. 30, 2012 Maximum Range [Member]	Dec. 15, 2009 Wild Blue [Member]	Dec. 31, 2010 Viasat [Member]	Sep. 30, 2011 Horizons Holdings [Member]	Dec. 31, 2011 Horizons Holdings [Member]	Dec. 31, 2010 Horizons Holdings [Member]	Dec. 31, 2009 Horizons Holdings [Member]	Sep. 30, 2012 Horizons Holdings [Member]	Dec. 31, 2011 New Dawn [Member]	Dec. 31, 2010 New Dawn [Member]	Dec. 05, 2008 New Dawn [Member]	Jun. 30, 2008 New Dawn [Member]	Oct. 05, 2012 New Dawn [Member] Subsequent Event [Member]	Dec. 31, 2011 New Dawn [Member] Senior Secured Credit Facility [Member]	Dec. 05, 2008 New Dawn [Member] Senior Secured Credit Facility [Member]	Sep. 30, 2012 PAS de Mexico [Member]
Schedule Of Equity Method Investments Joint Ventures [Line Items]
Equity method investment, ownership percentage		74.90%										74.90%					49.00%					28.00%		50.00%								74.90%				99.90%
Sale of investments																							$ 28,600,000
Gain on sale of investments																							1,300,000
Revenue		652,911,000	652,881,000	642,446,000	640,188,000	643,970,000	644,256,000	635,286,000	621,140,000	1,937,783,000	1,935,515,000	2,588,426,000	2,544,652,000	2,513,039,000											2,600,000
Net loss		(1,645,000)	(2,109,000)	(214,482,000)	(215,758,000)	(115,077,000)	(107,353,000)	(181,912,000)	(103,428,000)	(142,298,000)	(432,350,000)	(433,994,000)	(507,769,000)	(782,061,000)											1,800,000
Net loss attributable to non controlling interest										643,000	(2,942,000)	(1,106,000)	(2,317,000)	(369,000)											900,000
Fair value of Horizons Holdings non controlling interest																									49,300,000
Earnings (loss) from previously unconsolidated affiliates			20,200,000								(24,658,000)	(24,658,000)	503,000	517,000										4,500,000	20,200,000	500,000	500,000
Income tax benefit										(1,110,000)	(48,931,000)	(55,393,000)	(26,378,000)	11,399,000											7,400,000
Guarantee Obligations																		7,800,000	10,300,000	7,800,000	10,300,000
Percentage of revenue to JSAT										50.00%		50.00%
Revenue share, net of applicable fees and commissions		2,200,000				3,400,000				3,400,000		2,200,000	3,400,000
Receivable from JSAT - Total		36,600,000								24,400,000		36,600,000
Receivable from JSAT - Current		12,200,000										12,200,000				12,200,000
Noncontrolling ownership interest percentage																	51.00%															25.10%
Maximum available of revolving credit facility																															125,000,000			125,000,000	215,000,000
Total equity contributions											6,900,000	6,900,000	4,500,000
Equity contributions attributable to parent											5,200,000																		5,200,000	3,400,000
Equity contributions by noncontrolling interests											1,734,000	1,734,000	1,128,000	377,000
Fee for satellite services																													15,000,000
Increase (decrease) in fair value of put option										(7,700,000)		15,100,000
Percentage of economic interest										88.00%
Total assets		17,361,406,000				17,592,367,000				17,363,549,000		17,361,406,000	17,592,367,000												171,200,000			138,300,000
Total liabilities																									73,600,000			49,000,000
Capital contribution in percent	50.00%
Ownership interest purchased															8,700,000
Increased ownership percentage																																	100.00%
Termination payments to counterparties															5,300,000
Repayment of outstanding debt															82,600,000
Redeemable noncontrolling interest		$ 3,024,000				$ 18,621,000				$ 8,744,000		$ 3,024,000	$ 18,621,000		$ 8,744,000